Contract liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Contract liabilities.
Opening balance	$ 15,754	$ 10,820
Revenue deferred during the year	40,272	19,776
Deferred revenue recognized as revenue during the year	(42,625)	(20,374)
Additions through business combination (Note 20)	1,666	5,532
Ending balance	15,067	15,754
Contract liabilities - Current	11,580	11,412	$ 7,905
Contract liabilities - Non-current	$ 3,487	$ 4,342	$ 2,915